Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
March 31, 2026
VIPBAL-NPRT1-0526
1.799884.122
Common Stocks - 62.8%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	88,817	26,760,273
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	10,700	1,401,807
CANADA - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	62,200	4,602,737
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	75,500	4,279,473
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (b)	1,451,900	11,741,697
Imperial Oil Ltd	165,900	21,730,026
Strathcona Resources Ltd	51,100	1,547,951
TOTAL ENERGY		35,019,674
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	57,400	2,018,965
TOTAL CANADA		45,920,849
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	31,000	1,020,520
FRANCE - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (g)(h)	38,800	3,334,387
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	48,600	1,741,338
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	162,200	4,885,464
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	7,600	3,097,633
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	45,900	26,514,126
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	32,430	3,861,814
TOTAL KOREA (SOUTH)		30,375,940
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	10,300	7,521,575
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	4,400	3,334,992
NXP Semiconductors NV	52,123	10,260,934
TOTAL INFORMATION TECHNOLOGY		13,595,926
TOTAL NETHERLANDS		21,117,501
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	64,000	1,534,566
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	27,800	3,729,926
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	34,499	1,445,869
TAIWAN - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	392,000	18,837,005
Delta Electronics Inc	577,000	26,054,633
Elite Material Co Ltd	11,000	940,163
		45,831,801
Semiconductors & Semiconductor Equipment - 1.0%
Jentech Precision Industrial Co Ltd	67,000	8,436,632
Taiwan Semiconductor Manufacturing Co Ltd	615,000	35,619,484
Taiwan Semiconductor Manufacturing Co Ltd ADR	97,100	32,814,945
		76,871,061
TOTAL TAIWAN		122,702,862
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(e)	28	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	121,400	2,257,702
Tobacco - 0.1%
British American Tobacco PLC ADR	146,400	8,560,008
TOTAL CONSUMER STAPLES		10,817,710
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	756,521	2,042,715
Insurance - 0.2%
Hiscox Ltd	530,754	10,713,307
TOTAL FINANCIALS		12,756,022
TOTAL UNITED KINGDOM		23,573,732
UNITED STATES - 59.2%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (b)(c)	40,000	3,314,800
AT&T Inc	708,300	20,533,617
Verizon Communications Inc	95,500	4,794,100
		28,642,517
Entertainment - 0.1%
Live Nation Entertainment Inc (b)	17,300	2,638,423
ROBLOX Corp Class A (b)	56,080	3,171,885
Take-Two Interactive Software Inc (b)	32,018	6,323,555
		12,133,863
Interactive Media & Services - 5.7%
Alphabet Inc Class A	1,173,672	337,501,121
Epic Games Inc (b)(d)(e)	1,812	810,399
Meta Platforms Inc Class A	209,442	119,828,051
		458,139,571
Media - 0.3%
EchoStar Corp Class A (b)	121,600	14,235,712
Fox Corp Class B	63,400	3,366,540
Magnite Inc (b)	181,749	2,159,178
Paramount Skydance Corp Class B (c)	41,500	374,330
Trade Desk Inc (The) Class A (b)	43,700	991,553
		21,127,313
TOTAL COMMUNICATION SERVICES		520,043,264
Consumer Discretionary - 6.1%
Automobiles - 1.1%
General Motors Co	23,100	1,720,950
Tesla Inc (b)	232,000	86,246,000
		87,966,950
Broadline Retail - 2.7%
Amazon.com Inc (b)	1,017,200	211,852,244
Etsy Inc (b)	38,000	1,899,240
		213,751,484
Distributors - 0.0%
LKQ Corp	102,100	2,998,676
Diversified Consumer Services - 0.0%
Service Corp International/US	88,400	7,293,884
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	67,700	8,549,156
Booking Holdings Inc	1,758	7,401,743
Chipotle Mexican Grill Inc (b)	175,500	5,617,755
Churchill Downs Inc	48,100	4,320,823
Domino's Pizza Inc	16,500	5,920,035
DoorDash Inc Class A (b)	13,600	2,042,040
DraftKings Inc Class A (b)	156,700	3,387,854
Dutch Bros Inc Class A (b)	38,900	1,970,674
Expedia Group Inc Class A	10,000	2,308,900
Marriott International Inc/MD Class A1	41,800	13,671,526
Starbucks Corp	78,000	6,988,020
Wingstop Inc	7,800	1,208,766
Wyndham Hotels & Resorts Inc	50,900	4,134,607
Wynn Resorts Ltd	7,700	781,935
Yum! Brands Inc	58,300	9,064,484
		77,368,318
Household Durables - 0.1%
PulteGroup Inc	60,100	7,068,361
Somnigroup International Inc	43,900	3,245,088
		10,313,449
Specialty Retail - 1.0%
Bath & Body Works Inc	40,400	754,268
Bob's Discount Furniture Inc	103,700	1,218,475
Dick's Sporting Goods Inc	19,700	3,906,313
Floor & Decor Holdings Inc Class A (b)	56,500	2,870,200
Home Depot Inc/The	51,708	17,006,244
Lithia Motors Inc	11,400	2,846,808
Lowe's Cos Inc	141,300	33,386,364
Ross Stores Inc	83,500	18,088,605
Valvoline Inc (b)(c)	48,400	1,630,112
		81,707,389
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	175,730	9,282,059
PVH Corp	51,200	3,571,712
		12,853,771
TOTAL CONSUMER DISCRETIONARY		494,253,921
Consumer Staples - 3.2%
Beverages - 0.9%
Coca-Cola Co/The	556,600	42,329,430
Constellation Brands Inc Class A	23,200	3,480,000
Keurig Dr Pepper Inc	422,717	11,130,139
Monster Beverage Corp (b)	65,052	4,713,668
PepsiCo Inc	84,400	13,106,476
		74,759,713
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings Inc (b)	39,900	3,926,958
Costco Wholesale Corp	38,040	37,904,197
Kroger Co/The	69,100	5,000,076
Target Corp	48,800	5,914,560
Walmart Inc	358,000	44,492,240
		97,238,031
Food Products - 0.2%
Bunge Global SA	18,600	2,365,920
JM Smucker Co	10,100	974,044
Lamb Weston Holdings Inc	16,065	678,907
McCormick & Co Inc/MD	18,700	943,228
Mondelez International Inc	161,500	9,308,860
		14,270,959
Household Products - 0.5%
Colgate-Palmolive Co	43,700	3,724,551
Procter & Gamble Co/The	250,600	36,196,664
		39,921,215
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	25,500	1,830,135
Kenvue Inc	471,600	8,130,384
		9,960,519
Tobacco - 0.2%
Philip Morris International Inc	109,000	18,022,060
TOTAL CONSUMER STAPLES		254,172,497
Energy - 2.1%
Energy Equipment & Services - 0.0%
SLB Ltd	115,800	5,950,962
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp	92,100	19,055,490
ConocoPhillips	185,900	24,538,800
Excelerate Energy Inc Class A	5,433	181,571
Exxon Mobil Corp	503,600	85,440,776
Murphy Oil Corp	25,200	1,039,500
Phillips 66	51,800	9,436,924
Shell PLC ADR	125,100	11,634,300
Sunoco LP	23,900	1,552,783
Valero Energy Corp	56,300	13,910,604
		166,790,748
TOTAL ENERGY		172,741,710
Financials - 7.8%
Banks - 2.5%
Bank of America Corp	1,165,286	56,807,693
BOK Financial Corp	26,200	3,355,172
Citigroup Inc	189,500	21,491,195
JPMorgan Chase & Co	71,485	21,028,028
KeyCorp	295,455	5,923,873
M&T Bank Corp	38,860	8,033,139
Truist Financial Corp	245,800	11,299,426
UMB Financial Corp	38,291	4,318,842
US Bancorp	244,420	12,712,284
Wells Fargo & Co	572,210	45,553,638
Wintrust Financial Corp	13,900	1,931,266
		192,454,556
Capital Markets - 2.0%
Blackrock Inc	19,320	18,580,237
Blue Owl Capital Inc Class A	433,400	3,956,942
Carlyle Group Inc/The	102,100	4,940,619
Charles Schwab Corp/The	287,681	27,036,260
Evercore Inc Class A	18,200	5,432,882
Intercontinental Exchange Inc	89,231	14,034,252
KKR & Co Inc Class A	261,300	24,170,250
MarketAxess Holdings Inc	34,319	5,661,949
Moody's Corp	25,400	11,080,750
Nasdaq Inc	113,300	9,618,037
Northern Trust Corp	40,661	5,675,056
Raymond James Financial Inc	60,600	8,774,274
State Street Corp	84,122	10,646,480
StepStone Group Inc rights 12/31/2038 (b)(d)	2,750	182,902
Virtu Financial Inc Class A	168,224	7,398,492
		157,189,382
Consumer Finance - 0.2%
Capital One Financial Corp	85,400	15,579,522
SLM Corp	159,351	3,411,705
		18,991,227
Financial Services - 1.9%
Apollo Global Management Inc	128,429	14,309,559
Berkshire Hathaway Inc Class A (b)	14	10,053,960
Berkshire Hathaway Inc Class B (b)	35,690	17,102,648
Corpay Inc (b)	31,500	9,166,185
Mastercard Inc Class A	192,369	96,119,095
Voya Financial Inc	72,243	4,935,641
		151,687,088
Insurance - 1.2%
American Financial Group Inc/OH	60,627	7,742,674
Arthur J Gallagher & Co	79,665	17,253,846
Baldwin Insurance Group Inc/The Class A (b)	278,900	6,119,066
Brown & Brown Inc	192,200	12,533,362
Chubb Ltd	91,192	29,722,209
Hartford Insurance Group Inc/The	65,641	8,876,632
Reinsurance Group of America Inc	62,446	12,748,975
Unum Group	45,568	3,327,831
		98,324,595
TOTAL FINANCIALS		618,646,848
Health Care - 5.2%
Biotechnology - 1.1%
AbbVie Inc	142,210	30,929,253
Caris Life Sciences Inc (b)	98,900	1,768,332
Cogent Biosciences Inc (b)	95,300	3,668,097
Dianthus Therapeutics Inc (b)	18,500	1,552,520
Gilead Sciences Inc	266,904	37,198,410
Insmed Inc (b)	6,800	1,111,936
Kymera Therapeutics Inc (b)	20,319	1,692,370
Moderna Inc (b)	77,400	3,931,920
Nuvalent Inc Class A (b)	35,400	3,626,730
Praxis Precision Medicines Inc (b)	4,400	1,417,636
Roivant Sciences Ltd (b)	36,100	999,970
Travere Therapeutics Inc (b)	37,600	1,117,096
		89,014,270
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (b)	124,754	7,828,314
Edwards Lifesciences Corp (b)	188,200	15,071,056
Intuitive Surgical Inc (b)	21,844	10,069,866
Medline Inc Class A	151,500	6,741,750
Shoulder Innovations Inc	68,600	996,757
Stryker Corp	32,304	10,614,771
		51,322,514
Health Care Providers & Services - 0.8%
Cencora Inc	66,636	20,933,033
CVS Health Corp	263,750	18,942,525
HCA Healthcare Inc	19,000	8,991,560
Henry Schein Inc (b)	100,165	7,382,160
UnitedHealth Group Inc	30,074	8,137,724
		64,387,002
Life Sciences Tools & Services - 0.4%
Bio-Techne Corp	37,200	1,944,072
Danaher Corp	122,323	23,192,441
Thermo Fisher Scientific Inc	21,100	10,371,283
		35,507,796
Pharmaceuticals - 2.3%
Amylyx Pharmaceuticals Inc (b)	118,600	1,648,540
Elanco Animal Health Inc (b)	603,976	14,453,146
Eli Lilly & Co	85,952	79,056,071
Jazz Pharmaceuticals PLC (b)	39,500	7,467,475
Johnson & Johnson	174,707	42,705,379
Merck & Co Inc	264,100	31,768,589
Roche Holding AG	11,840	4,725,236
		181,824,436
TOTAL HEALTH CARE		422,056,018
Industrials - 5.9%
Aerospace & Defense - 1.9%
Beta Technologies Inc (f)	46,353	681,389
Boeing Co (b)	115,047	22,897,804
GE Aerospace	152,689	43,328,559
Howmet Aerospace Inc	105,700	24,359,622
Lockheed Martin Corp	31,170	18,838,836
Northrop Grumman Corp	19,470	13,283,213
RTX Corp	46,277	8,926,833
Space Exploration Technologies Corp (b)(d)(e)	17,206	9,060,508
Space Exploration Technologies Corp Class C (b)(d)(e)	2,294	1,207,997
TransDigm Group Inc	10,600	12,284,976
		154,869,737
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	8,900	1,478,023
FedEx Corp	17,600	6,268,768
		7,746,791
Building Products - 0.4%
Trane Technologies PLC	78,994	32,919,960
Commercial Services & Supplies - 0.2%
Cintas Corp	47,400	8,017,236
Republic Services Inc	41,100	9,001,722
		17,018,958
Construction & Engineering - 0.2%
MasTec Inc (b)	3,500	1,126,090
Quanta Services Inc	24,600	13,505,892
		14,631,982
Electrical Equipment - 0.9%
AMETEK Inc	83,253	17,846,113
Eaton Corp PLC	42,500	15,200,975
GE Vernova Inc	38,697	33,778,611
Nextpower Inc Class A (b)	15,300	1,844,415
		68,670,114
Ground Transportation - 0.4%
CSX Corp	204,662	8,401,375
Old Dominion Freight Line Inc	50,800	9,926,320
Uber Technologies Inc (b)	165,800	11,925,994
Union Pacific Corp	22,000	5,337,640
		35,591,329
Machinery - 1.6%
Caterpillar Inc	44,600	31,597,316
Cummins Inc	37,400	20,121,948
Dover Corp	43,900	9,150,955
Ingersoll Rand Inc	97,800	7,835,736
PACCAR Inc	128,600	14,853,300
Parker-Hannifin Corp	38,001	34,020,015
Westinghouse Air Brake Technologies Corp	43,900	10,971,049
		128,550,319
Professional Services - 0.1%
TransUnion	97,200	6,725,268
Trading Companies & Distributors - 0.1%
Fastenal Co	124,700	5,786,080
United Rentals Inc	5,600	4,079,936
		9,866,016
TOTAL INDUSTRIALS		476,590,474
Information Technology - 18.4%
Communications Equipment - 1.2%
Arista Networks Inc (b)	313,574	38,500,616
Cisco Systems Inc	357,952	27,773,496
Lumentum Holdings Inc (b)	33,600	23,612,736
Motorola Solutions Inc	12,300	5,337,830
		95,224,678
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	122,283	15,450,457
Coherent Corp (b)	85,500	20,366,955
Corning Inc	111,400	15,147,058
		50,964,470
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices Inc (b)	25,100	5,106,093
Applied Materials Inc	17,600	6,015,504
Broadcom Inc	366,925	113,566,957
First Solar Inc (b)	10,100	1,992,326
Intel Corp (b)	60,600	2,674,278
KLA Corp	10,900	16,049,269
Lam Research Corp	130,400	27,861,264
MACOM Technology Solutions Holdings Inc (b)	60,100	13,346,407
Marvell Technology Inc	224,372	22,224,047
Micron Technology Inc	141,800	47,905,712
NVIDIA Corp	2,486,286	433,608,278
SiTime Corp (b)	16,720	5,774,252
Teradyne Inc	15,000	4,446,900
		700,571,287
Software - 3.5%
Cadence Design Systems Inc (b)	50,261	13,966,024
Canva Inc Class A (b)(d)(e)	800	1,077,432
Datadog Inc Class A (b)	144,600	17,070,030
Microsoft Corp	620,400	229,653,469
Oracle Corp	3,659	538,275
Palantir Technologies Inc Class A (b)	59,900	8,762,172
Synopsys Inc (b)	36,100	14,312,928
		285,380,330
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	1,236,663	313,852,703
Sandisk Corp/DE (b)	1,200	762,408
Seagate Technology Holdings PLC	70,400	27,579,904
		342,195,015
TOTAL INFORMATION TECHNOLOGY		1,474,335,780
Materials - 1.2%
Chemicals - 0.8%
Air Products and Chemicals Inc	19,003	5,520,181
Balchem Corp	10,700	1,813,436
CF Industries Holdings Inc	9,800	1,272,432
Corteva Inc	72,000	6,027,120
Dow Inc	82,800	3,448,620
Ecolab Inc	31,500	8,379,630
Ecovyst Inc (b)	65,400	841,044
Linde PLC	42,370	21,005,352
LyondellBasell Industries NV Class A1	43,500	3,504,360
Mosaic Co/The	68,400	1,744,200
Sherwin-Williams Co/The	13,700	4,391,535
Solstice Advanced Materials Inc	42,100	3,206,336
Westlake Corp	3,600	420,552
		61,574,798
Construction Materials - 0.1%
CRH PLC	40,400	4,246,848
James Hardie Industries PLC (b)	98,200	1,859,908
Martin Marietta Materials Inc	9,484	5,583,041
		11,689,797
Containers & Packaging - 0.0%
Packaging Corp of America	6,400	1,358,207
Smurfit Westrock PLC	87,800	3,498,830
		4,857,037
Metals & Mining - 0.3%
Freeport-McMoRan Inc	116,351	6,839,112
Newmont Corp	88,000	9,526,000
Nucor Corp	32,200	5,445,020
		21,810,132
TOTAL MATERIALS		99,931,764
Real Estate - 1.3%
Health Care REITs - 0.2%
Ventas Inc	188,337	15,402,200
Welltower Inc	8,682	1,716,518
		17,118,718
Industrial REITs - 0.1%
Prologis Inc	74,643	9,866,312
Terreno Realty Corp	30,179	1,853,594
		11,719,906
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	226,890	1,658,566
CoStar Group Inc (b)	47,000	1,895,980
Jones Lang LaSalle Inc (b)	16,560	5,039,539
		8,594,085
Residential REITs - 0.1%
Camden Property Trust	85,664	8,365,946
Invitation Homes Inc	76,223	1,894,142
		10,260,088
Retail REITs - 0.2%
Federal Realty Investment Trust	41,260	4,382,225
Macerich Co/The	253,760	4,796,064
NNN REIT Inc	43,000	1,807,290
Tanger Inc	43,410	1,475,071
		12,460,650
Specialized REITs - 0.6%
American Tower Corp	74,895	12,925,379
Equinix Inc	14,279	13,996,847
Extra Space Storage Inc	49,871	6,539,584
Four Corners Property Trust Inc	61,138	1,445,914
Iron Mountain Inc	47,340	4,835,308
Lamar Advertising Co Class A	6,020	762,493
		40,505,525
TOTAL REAL ESTATE		100,658,972
Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp	35,100	2,518,775
American Electric Power Co Inc	45,500	5,964,140
Constellation Energy Corp	35,978	10,046,857
Duke Energy Corp	65,500	8,576,570
Entergy Corp	64,966	7,299,580
Evergy Inc	50,800	4,161,536
Exelon Corp	133,100	6,524,562
NextEra Energy Inc	213,804	19,858,116
NRG Energy Inc	56,200	8,213,068
PG&E Corp	287,219	5,046,438
PPL Corp	116,700	4,457,940
Southern Co/The	34,346	3,315,076
Xcel Energy Inc	79,200	6,291,648
		92,274,306
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	43,519	6,542,211
Multi-Utilities - 0.3%
Ameren Corp	46,200	5,078,304
CenterPoint Energy Inc	119,400	5,153,304
NiSource Inc	88,100	4,110,746
Sempra	83,496	8,113,306
		22,455,660
TOTAL UTILITIES		121,272,177
TOTAL UNITED STATES		4,754,703,425
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	48,800	1,166,766
TOTAL COMMON STOCKS (Cost $2,725,249,427)		5,048,512,858

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	21,701	5,874,027
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	6,283	1,163,914
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	65,770	99,312
UNITED STATES - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	5,806	954,042
Waymo LLC Series D-2 (d)(e)	6,400	1,051,648
TOTAL CONSUMER DISCRETIONARY		2,005,690
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(d)(e)	20,155	5,240
ABL Space Systems Co Series A9 (b)(d)(e)	9,157	2,381
TOTAL INDUSTRIALS		7,621
Information Technology - 0.3%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	60,816	1,373,833
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)(e)	1,000	89,020
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	59,838	319,535
Software - 0.3%
Algolia Inc Series D (b)(d)(e)	28,064	403,280
Anthropic PBC Series F (d)(e)	8,400	2,176,776
Anthropic PBC Series G (d)(e)	23,600	6,115,704
Databricks Inc Series G (b)(d)(e)	4,461	736,511
Databricks Inc Series H (b)(d)(e)	18,642	3,077,794
Databricks Inc Series L (d)(e)	1,499	247,485
OpenAI Group Pbc Series A-2 (d)(e)	2,312	1,589,940
OpenAI Group Pbc Series A-3 (d)(e)	268	184,301
OpenAI Group Pbc Series C (d)(e)	395	271,636
Skyryse Inc Series B (b)(d)(e)	50,000	1,307,500
World Labs Technologies Inc Series C (d)(e)	4,300	1,355,016
World Labs Technologies Inc Series C PRIME (d)(e)	5,095	1,720,378
		19,186,321
TOTAL INFORMATION TECHNOLOGY		20,968,709
TOTAL UNITED STATES		22,982,020
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,093,045)		30,119,273

Fixed-Income Funds - 35.5%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $3,087,265,036)	30,593,757	2,855,315,303

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d)(e) (Cost $1,571,886)	87,327	515,229

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/30/2026 (k)	3.62	2,280,000	2,273,334
US Treasury Bills 0% 5/28/2026 (k)	3.63	60,000	59,654
US Treasury Bills 0% 6/18/2026 (k)	3.63 to 3.65	3,230,000	3,204,827
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,537,787)			5,537,815

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	101,086,645	101,106,863
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	3,128,387	3,128,700
TOTAL MONEY MARKET FUNDS (Cost $104,235,054)			104,235,563

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,948,952,235)	8,044,236,041
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,688,080)
NET ASSETS - 100.0%	8,039,547,961

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	179	6/2026	58,808,213	(372,034)

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,833,553 or 0.6% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $681,389 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,334,387 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,334,387 or 0.0% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,960,508.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	799,967

ABL Space Systems Co Series A9	10/22/2021	556,752

Algolia Inc Series D	7/23/2021	820,733

Anthropic PBC Series F	8/18/2025	1,184,128

Anthropic PBC Series G	1/27/2026	6,115,619

Astranis Space Technologies Corp Series C	3/19/2021	1,333,143

Bolt Technology OU Series E	1/3/2022	1,632,301

Bytedance Ltd Series E1	11/18/2020	2,377,869

Canva Inc Class A	8/19/2025 - 11/12/2025	1,316,912

Cazoo Group Ltd	3/28/2021	455,871

Cerebras Systems Inc Series H	1/30/2026	89,016

Checkr Inc Series E	8/24/2021	1,571,886

Databricks Inc Series G	2/1/2021	263,746

Databricks Inc Series H	8/31/2021	1,369,891

Databricks Inc Series L	12/18/2025	284,810

Epic Games Inc	3/29/2021	1,603,620

Gupshup Inc	6/8/2021	1,368,208

OpenAI Group Pbc Series A-2	9/30/2024	434,455

OpenAI Group Pbc Series A-3	8/4/2025	82,500

OpenAI Group Pbc Series C	3/27/2026	271,636

Skyryse Inc Series B	10/21/2021	1,233,999

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	778,053

Space Exploration Technologies Corp Class C	12/9/2024 - 12/12/2025	469,230

Starling Bank Ltd	6/18/2021	1,352,573

Waymo LLC Series C2	10/18/2024	454,037

Waymo LLC Series D-2	2/2/2026	1,051,622

World Labs Technologies Inc Series C	2/17/2026	1,119,026

World Labs Technologies Inc Series C PRIME	2/17/2026	1,723,690

Xsight Labs Ltd Series D	2/16/2021	525,897

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	92,285,841	346,893,689	338,072,667	604,762	-	-	101,106,863	101,086,645	0.2%
Fidelity Securities Lending Cash Central Fund	3,736,977	41,973,527	42,581,804	2,069	-	-	3,128,700	3,128,387	0.0%
Fidelity VIP Investment Grade Central Fund	2,901,191,282	31,019,377	50,539,969	31,019,376	(359,474)	(25,995,913)	2,855,315,303	30,593,757	88.3%
Total	2,997,214,100	419,886,593	431,194,440	31,626,207	(359,474)	(25,995,913)	2,959,550,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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